Tax matters - Changes in Tax assets and liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
The changes in Tax assets - Deferred and Tax Liabilities - Deferred
Deferred tax assets - Balances at the beginning of the period	€ 21,264	€ 22,045	€ 22,164
(Charge)/Credit to income	(675)	(1,311)	2,330
Foreign currency balance translation differences and other items	(756)	1,355	(2,831)
(Charge)/Credit to asset and liability valuation adjustments	(1)	(551)	356
Acquisitions for the year (net)	3,378	(274)	26
Deferred tax assets - Balances at the end of the period	23,210	21,264	22,045
Deferred tax liabilities - Balances at the beginning of the period	(5,694)	(5,565)	(4,527)
(Charge)/Credit to income	568	(478)	(473)
Foreign currency balance translation differences and other items	414	98	(200)
(Charge)/Credit to asset and liability valuation adjustments	19	(26)	(73)
Acquisitions for the year (net)	(144)	277	(292)
Deferred tax liabilities - Balances at the end of the period	(4,837)	(5,694)	(5,565)
Balances at the beginning of the period	15,570	16,480	17,637
(Charge)/Credit to income	(107)	(1,789)	1,857
Foreign currency balance translation differences and other items	(342)	1,453	(3,031)
(Charge)/Credit to asset and liability valuation adjustments	18	(577)	283
Acquisitions for the year (net)	3,234	3	(266)
Balances at the end of the period	18,373	15,570	16,480
Deferred tax assets not recognized	7,550
Tax benefits not recognized	370
Monetizable
The changes in Tax assets - Deferred and Tax Liabilities - Deferred
Deferred tax assets - Balances at the beginning of the period	9,649	8,887
Deferred tax assets - Balances at the end of the period	11,046	9,649	8,887
Tax losses and tax credits
The changes in Tax assets - Deferred and Tax Liabilities - Deferred
Deferred tax assets - Balances at the beginning of the period	4,934	4,808	5,650
(Charge)/Credit to income	(279)	194	(449)
Foreign currency balance translation differences and other items	(205)	110	(399)
Acquisitions for the year (net)	7	(178)	6
Deferred tax assets - Balances at the end of the period	4,457	4,934	4,808
Temporary differences
The changes in Tax assets - Deferred and Tax Liabilities - Deferred
Deferred tax assets - Balances at the beginning of the period	16,330	17,237	16,514
(Charge)/Credit to income	(396)	(1,505)	2,779
Foreign currency balance translation differences and other items	(551)	1,245	(2,432)
(Charge)/Credit to asset and liability valuation adjustments	(1)	(551)	356
Acquisitions for the year (net)	3,371	(96)	20
Deferred tax assets - Balances at the end of the period	18,753	16,330	17,237
Deferred tax liabilities - Balances at the beginning of the period	(5,694)	(5,565)	(4,527)
(Charge)/Credit to income	568	(478)	(473)
Foreign currency balance translation differences and other items	414	98	(200)
(Charge)/Credit to asset and liability valuation adjustments	19	(26)	(73)
Acquisitions for the year (net)	(144)	277	(292)
Deferred tax liabilities - Balances at the end of the period	(4,837)	(5,694)	(5,565)
Temporary differences | Monetizable
The changes in Tax assets - Deferred and Tax Liabilities - Deferred
Deferred tax assets - Balances at the beginning of the period	9,649	8,887	8,444
(Charge)/Credit to income	(185)	49	1,199
Foreign currency balance translation differences and other items	(455)	713	(794)
(Charge)/Credit to asset and liability valuation adjustments			38
Acquisitions for the year (net)	2,037
Deferred tax assets - Balances at the end of the period	€ 11,046	€ 9,649	€ 8,887